Label	Element	Value
Cromwell Greenspring Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cromwell Greenspring Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Cromwell Greenspring Mid Cap Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the predecessor Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund primarily invests in equity securities its investment sub-adviser, Corbyn Investment Management, Inc. (“Corbyn” or the “Sub-Adviser”), believes are undervalued at the time of purchase and have the potential to provide capital appreciation, income, or a combination of both. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-sized capitalization U.S. companies (“mid cap companies”) at time of purchase which, for the purposes of the Fund, are those companies with market capitalizations similar to the market capitalizations of companies listed in the Russell Midcap® Index or the S&P MidCap 400® Index. The Fund’s equity securities investments may include common and preferred stocks of United States companies. As of May 31, 2023, the market capitalization of companies in the Russell Midcap® Index ranged from approximately $0.4 billion to $69.2 billion and the market capitalization of companies in the S&P MidCap 400® Index ranged from approximately $1.4 billion to $17.1 billion. The companies in which the Fund may invest are those the Sub-Adviser believes provide an attractive risk/reward value and are undervalued relative to historical valuations, the company’s peers, or the securities market in general. The Sub-Adviser utilizes a bottom-up, fundamental “value” investing approach. The Sub-Adviser considers several factors, including, but not limited to, a company’s market position, management quality, balance sheet strength, free cash flow generation, and industry or company-specific catalysts. The Fund invests primarily in U.S.-listed companies. The Sub-Adviser may sell a security for a variety of reasons, including, but not limited to, when the Sub-Adviser’s analysis indicates that (1) continued investment in the security no longer represents a favorable risk-reward relationship; (2) a new security is determined to have a more attractive valuation; (3) the current business, future outlook or management of a particular company’s security has deteriorated; or (4) general market conditions favor a sale.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time that you are willing to leave your money invested and the amount of risk that you are willing to take. In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (“SAI”). The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, unless stated otherwise, regardless of the order in which it appears.

•Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, the possibility of a national or global recession, the war between Russia and Ukraine, and the impact of the ongoing coronavirus (COVID-19) global pandemic. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of the United States and other countries. The full impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, on national and global economies, individual companies and the financial markets continues to be unpredictable, may result in a high degree of uncertainty for potentially extended periods of time and may adversely affect the Fund’s performance.
•Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
•Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.
•Management Risk. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.
•Large Capitalization Risk. The Fund may invest in securities of larger, more established companies that may be unable to respond quickly to new competitive challenges. Large-cap companies may be unable to attain the growth rates of smaller companies, especially during extended periods of economic expansion.
•Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities, and is also subject to many of the risks associated with debt securities, including interest rate risk. The value of preferred stock may decline if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
•Newer Adviser Risk. The Fund’s adviser is a newly organized investment adviser and has been managing assets since March 2022.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

Effective at the close of business on August 11, 2023, Greenspring Fund, Inc. (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Following the Reorganization, the Fund made certain changes to its principal investment strategies. Accordingly, performance information shown prior to the close of business on August 11, 2023 is based on the Predecessor Fund’s principal investment strategies, and may not be representative of the Fund’s performance under its current principal investment strategies. Accordingly, the returns for Institutional Class shares in the bar chart and table are the returns of the Predecessor Fund. The Predecessor Fund did not offer Investor Class shares. Returns of the Investor Class shares shown in the table prior to the Reorganization reflect the returns of the Institutional Class shares, adjusted to reflect the expenses of the Investor Class. The performance returns for the Investor Class will be lower than those of the Institutional Class due to the higher expenses.

The Fund has adopted the Financial Statements of the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Average Annual Total Returns table also demonstrates these risks by showing the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-625-7333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thecromwellfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 16.94% for the quarter ended December 31, 2020, and the lowest quarterly return was -26.16% for the quarter ended March 31, 2020. The Predecessor Fund’s calendar year-to-date return as of the quarter ended June 30, 2023 was 5.90%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 14, 2023, the Russell Mid Cap Index has replaced the Russell 3000® Value Index as the Fund’s primary benchmark as the Russell Mid Cap Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for the Investor Class will differ from those of the Institutional Class due to the higher expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are shown only for the Institutional Class shares. After-tax returns for the Investor Class will differ from those of the Institutional Class due to the higher expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Cromwell Greenspring Mid Cap Fund | Russell Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.32%)
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	10.96%
Cromwell Greenspring Mid Cap Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index(2)(reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(7.98%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.16%	[1]
Cromwell Greenspring Mid Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRNPX
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	(8.90%)	[4]
5 Years	rr_AverageAnnualReturnYear05	5.21%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2023	[4]
Cromwell Greenspring Mid Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRSPX
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Annual Return 2013	rr_AnnualReturn2013	18.13%
Annual Return 2014	rr_AnnualReturn2014	(2.51%)
Annual Return 2015	rr_AnnualReturn2015	(5.86%)
Annual Return 2016	rr_AnnualReturn2016	19.78%
Annual Return 2017	rr_AnnualReturn2017	7.82%
Annual Return 2018	rr_AnnualReturn2018	(10.15%)
Annual Return 2019	rr_AnnualReturn2019	20.86%
Annual Return 2020	rr_AnnualReturn2020	3.78%
Annual Return 2021	rr_AnnualReturn2021	26.83%
Annual Return 2022	rr_AnnualReturn2022	(8.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.67%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1983
Cromwell Greenspring Mid Cap Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.33%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Cromwell Greenspring Mid Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%

[1]	Effective August 14, 2023, the Russell Mid Cap Index has replaced the Russell 3000® Value Index as the Fund’s primary benchmark as the Russell Mid Cap Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.
[2]	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
[3]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Investor Class returns are that of the Institutional Class prior to August 14, 2023 adjusted to reflect the expenses of the Investor Class.